<PAGE >1
UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holding entries
Salem Investment Counselors, Inc. Name of Institutional Investment Manager
480 Shepherd Street Winston-Salem NC 27103 Business Address
(Street) (City) (State) (Zip)
Dale M. Brown, Vice President 336.768.7230
Name, Phone No.,and Title of Person Duly Authorized to Submit This Report. ATTENTION INTENTIONAL MISSTATEMENTS OR OMISSIONS OF
FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
See 18 U.S.C. AND 15 U.S.C. 78ff(a)
The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Winston-Salem and State of North Carolina on the 10th day of August, 2006.
Salem Investment Counselors, Inc.
(Name of Institutional Investment Manager)
/s/ DALE M. BROWN
(Manual Signature of Person Duly Authorized To Submit This Report)
Name and 13F file numbers of all Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order). 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.
Name: 13F File No.: Name: <13F File No.: 1. 6. 2. 7. 3. 8. 4. 9. 5. 10.

 FORM 13F SUMMARY PAGE REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS: 0
FORM 13F INFORMATION TABLE ENTRY: 234
FORM 13F INFORMATION TABLE VALUE TOTAL: $603,059,203

FORM 13F
Name of Reporting Manager: Salem Investment Counselors, Inc.


Item 1
Name of Issuer

Item 2
Title of
Class

Item 3
Cusip
Number

Item 4
Fair Market
Value

Item 5
Shares of
Principal
Amount


(a) Sole






 3M Company
Abbott Labs
Activision, Inc.
Alberto Culver Co. Cl A
Alcon, Inc.
Alexco Resource Corp.
Alliance One International
Alltell Corp.   (AT)
Altria Group, Inc.
Ameren Corp.
American Express Company
American Intl. Group, Inc.
Amgen Incorporated
Anheuser Busch Company, Inc.
Apache Corp.
Apple Computer


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

88579Y101
2824100
4930202
13068101
H01301102
01535P106
18772103
20039103
02209S103
23608102
25816109
26874107
31162100
35229103
37411105
37833100

$12,087,554
$907,262
$4,364,742
$207,060
$266,085
$827,700
$4,407,104
$318,639
$3,935,187
$219,675
$244,280
$2,767,437
$8,943,816
$511,064
$1,353,056
$336,060


149,654
20,804
383,545
4,250
2,700
310,000
992,591
4,992
53,591
4,350
4,590
46,866
137,112
11,210
19,825
5,868

149,654
20,804
383,545
4,250
2,700
310,000
992,591
4,992
53,591
4,350
4,590
46,866
137,112
11,210
19,825
5,868



Item 1
Name of Issuer

Item 6
(b) Shares
as defined
in Instr. V.

Item 7
Managers
See Instr.
V.


(a) Sole

Item 8
(b) Shared


(c) None






 3M Company
Abbott Labs
Activision, Inc.
Alberto Culver Co. Cl A
Alcon, Inc.
Alexco Resource Corp.
Alliance One International
Alltell Corp.   (AT)
Altria Group, Inc.
Ameren Corp.
American Express Company
American Intl. Group, Inc.
Amgen Incorporated
Anheuser Busch Company, Inc.
Apache Corp.
Apple Computer

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

149,654
20,804
383,545
4,250
2,700
310,000
992,591
4,992
53,591
4,350
4,590
46,866
137,112
11,210
19,825
5,868

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0








Arbor Realty Tr., Inc.
Arch Coal, Inc.
ATI Technologies
Atlas Pipeline Partners-UTS
Automatic Data Processing, Inc.
Bank of America Corp.
Bank of Carolinas; Mocksville NC
Banner Corporation
Barrick Gold Corp.
BB&T Corporation
Berkshire Hathaway, Inc. CL B   BRKB
Berkshire Hathaway, Inc. DEL CL A
BHP Billiton Ltd. ADR
Blackrock Broad Inv. 2009   BCT
Blackrock Core Bd. Trust    BHK
Blackrock Incm. Opportunity TR  BNA
Blackrock Income TR. Inc.    BKT

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

38923108
39380100
1941103
49392103
53015103
60505104
06423T102
06652V109
67901108
54937107
84670207
84670108
88606108
09247Q106
09249E101
92475102
09247F100


  $2,583,908
     $593,180
     $304,410
  $1,002,295
  $6,055,132
$25,303,294
  $4,066,583
     $303,117
     $236,800
  $3,899,104
$14,807,238
  $2,291,475
  $2,920,146
     $586,041
     $481,795
     $588,955
  $1,408,050


103,150
14,000
20,850
24,500
133,520
526,056
245,715
7,865
8,000
93,751
4,866
25
67,800
38,785
39,983
59,975
230,450


103,150
14,000
20,850
24,500
133,520
526,056
245,715
7,865
8,000
93,751
4,866
25
67,800
38,785
39,983
59,975
230,450










Arbor Realty Tr., Inc.
Arch Coal, Inc.
ATI Technologies
Atlas Pipeline Partners-UTS
Automatic Data Processing, Inc.
Bank of America Corp.
Bank of Carolinas; Mocksville NC
Banner Corporation
Barrick Gold Corp.
BB&T Corporation
Berkshire Hathaway, Inc. CL B   BRKB
Berkshire Hathaway, Inc. DEL CL A
BHP Billiton Ltd. ADR
Blackrock Broad Inv. 2009   BCT
Blackrock Core Bd. Trust    BHK
Blackrock Incm. Opportunity TR  BNA
Blackrock Income TR. Inc.    BKT

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


103,150
14,000
20,850
24,500
133,520
526,056
245,715
7,865
8,000
93,751
4,866
25
67,800
38,785
39,983
59,975
230,450


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Blackrock Insd Mun Term   BMT
Blackrock Insd Muni 2008  BRM
Blackrock Invt. Qlty Muni     BKN
Blackrock Ltd. Duration  BLW
Blackrock Mini Bond TR      BBK
Blackrock Mun 2018 Fd.  BPK
Blackrock Muni Target Term   BMN
Blackrock N Y Insd 2008   BLN
Blackrock Pfd. Opportunity Tr   BPP
Blackrock Strat. Muni Tr    BSD
Blackrock Strategic Bond      BHD
BNP Residential Property, Inc.
BP Amoco PLC ADR
Cameco Corp.
Canadian Nat. Res. Ltd.
Capital Bank Corp.
Capital One Financial Corp.

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


92474105
09247K109
09247D105
09249W101
09249H104
09248C106
09247M105
09247L107
09249V103
09248T109
09249G106
5564T103
55622104
13321L108
136385101
139793103
14040H105


     $247,427
  $1,323,468
     $833,340
     $773,376
     $241,956
     $477,020
  $2,182,614
     $697,410
  $2,431,830
     $842,537
     $523,688
     $387,461
  $1,667,299
     $947,289
  $1,174,056
  $2,436,103
$16,466,831


26,350
87,300
48,450
42,400
14,100
30,500
219,800
47,250
98,375
49,300
42,750
22,725
23,952
23,700
21,200
149,914
192,707


26,350
87,300
48,450
42,400
14,100
30,500
219,800
47,250
98,375
49,300
42,750
22,725
23,952
23,700
21,200
149,914
192,707









Blackrock Insd Mun Term   BMT
Blackrock Insd Muni 2008  BRM
Blackrock Invt. Qlty Muni     BKN
Blackrock Ltd. Duration  BLW
Blackrock Mini Bond TR      BBK
Blackrock Mun 2018 Fd.  BPK
Blackrock Muni Target Term   BMN
Blackrock N Y Insd 2008   BLN
Blackrock Pfd. Opportunity Tr   BPP
Blackrock Strat. Muni Tr    BSD
Blackrock Strategic Bond      BHD
BNP Residential Property, Inc.
BP Amoco PLC ADR
Cameco Corp.
Canadian Nat. Res. Ltd.
Capital Bank Corp.
Capital One Financial Corp.

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


26,350
87,300
48,450
42,400
14,100
30,500
219,800
47,250
98,375
49,300
42,750
22,725
23,952
23,700
21,200
149,914
192,707


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Cardinal Health Inc.
Caremark RX, Inc.
Chevron Texaco Corporation
Choicepoint, Inc.
Cincinnati Financial Corp
Cisco Systems, Inc.
Citigroup, Inc.
Citizens South Banking Corp.
Coca-Cola Company
Coddle Creek Financial Inc
Cold Spring Capital Inc.
Colgate-Palmolive Co.
Collagenex Pharmaceuticals, Inc.
Comarco, Inc.
CommScope, Inc.
Community Bancshares, Inc. SC
ConocoPhillips

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


14149Y108
141705103
166764100
170388102
172062101
17275R102
172967101
176682102
191216100
191891209
192865103
194162103
19419B100
200080109
203372107
20343F190
20825C104

     $324,867
     $236,883
  $1,085,181
  $1,253,100
     $713,236
  $5,849,508
$12,169,704
     $215,900
  $1,212,347
     $832,040
     $351,000
  $5,850,433
     $898,500
  $1,265,733
     $846,769
  $1,254,961
  $1,025,088


5,050
4,750
17,486
30,000
15,172
299,514
252,222
17,000
28,181
24,400
65,000
97,670
75,000
126,700
26,950
81,491
15,643


5,050
4,750
17,486
30,000
15,172
299,514
252,222
17,000
28,181
24,400
65,000
97,670
75,000
126,700
26,950
81,491
15,643










Cardinal Health Inc.
Caremark RX, Inc.
Chevron Texaco Corporation
Choicepoint, Inc.
Cincinnati Financial Corp
Cisco Systems, Inc.
Citigroup, Inc.
Citizens South Banking Corp.
Coca-Cola Company
Coddle Creek Financial Inc
Cold Spring Capital Inc.
Colgate-Palmolive Co.
Collagenex Pharmaceuticals, Inc.
Comarco, Inc.
CommScope, Inc.
Community Bancshares, Inc. SC
ConocoPhillips


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


5,050
4,750
17,486
30,000
15,172
299,514
252,222
17,000
28,181
24,400
65,000
97,670
75,000
126,700
26,950
81,491
15,643


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Constellation Energy Group

Cooperative Bankshares, Inc.

Countrywide Financial

CVS Corp.

D. R. Horton Company

Dell, Inc.

Dentsply Intl. Inc. New

Devon Energy Corp.

Digirad Corp.

Disney, Walt Company

Dominion Resources Inc. - VA

Duke Energy Corporation

Eaton Corp

Ebay, Inc.

EMC Corp. MASS

Emerson Electric

Encana Corp.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


210371100
216844100
222372104
126650100
23331A109
24702R101
249030107
25179M103
253827109
254687106
25746U109
264399106
278058102
278642103
268648102
291011104
292505104

$239,888
$505,000
$1,711,696
$633,955
$5,405,193
$4,330,888
$363,600
$9,309,181
$95,361
$4,874,280
$222,500
$2,222,604
$350,459
$2,125,722
$134,920
$576,948
$357,952


4,400
20,000
44,950
20,650
226918
177,060
6,000
154,100
21,286
162,476
2,975
75,676
4,648
72,575
12,299
6,884
6,800


4,400
20,000
44,950
20,650
226918
177,060
6,000
154,100
21,286
162,476
2,975
75,676
4,648
72,575
12,299
6,884
6,800










Constellation Energy Group
Cooperative Bankshares, Inc.
Countrywide Financial
CVS Corp.
D. R. Horton Company
Dell, Inc.
Dentsply Intl. Inc. New
Devon Energy Corp.
Digirad Corp.
Disney, Walt Company
Dominion Resources Inc. - VA
Duke Energy Corporation
Eaton Corp
Ebay, Inc.
EMC Corp. MASS
Emerson Electric
Encana Corp.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


    4,400
  20,000
  44,950
  20,650
226,918
177,060
    6,000
154,100
  21,286
162,476
    2,975
  75,676
    4,648
  72,575
  12,299
    6,884
    6,800



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Encore Wire Corp.
Enterprise Products Partners LP
Exactech, Inc.
Exxon  Mobile Corporation
F N B Financial Services Corp.
Falconstor Software, Inc.
Fedex Corporation
Fidelity National Info. Services
First Data Corporation
First INDL RLTY TR, Inc.
Fiserv, Inc.
FNB Financial Services
Forest Oil Corp.
FX Energy, Inc.
Genentech, Inc. New
General Dynamics Corp.
General Electric Company


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


292562105
293792107
30064 109
302290101
302526108
306137100
31428X106
31620M106
319963104
32054K103
337738108
302526108
346091705
302695101
368710406
369550108
369604103



     $859,685
  $2,241,000
     $550,000
  $3,927,320
     $172,445
  $8,425,802
     $292,150
     $853,140
  $3,160,682
  $1,085,084
     $204,120
     $208,450
  $1,265,883
  $4,679,908
     $818,000
     $274,932
$17,807,312



23,920
90,000
40,000
64,015
11,375
1,207,135
2,500
24,100
70,175
28,600
4,500
13,750
38,175
1,012,967
10,000
4,200
540,270



23,920
90,000
40,000
64,015
11,375
1,207,135
2,500
24,100
70,175
28,600
4,500
13,750
38,175
1,012,967
10,000
4,200
540,270











Encore Wire Corp.
Enterprise Products Partners LP
Exactech, Inc.
Exxon  Mobile Corporation
F N B Financial Services Corp.
Falconstor Software, Inc.
Fedex Corporation
Fidelity National Info. Services
First Data Corporation
First INDL RLTY TR, Inc.
Fiserv, Inc.
FNB Financial Services
Forest Oil Corp.
FX Energy, Inc.
Genentech, Inc. New
General Dynamics Corp.
General Electric Company



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


23,920
90,000
40,000
64,015
11,375
1,207,135
2,500
24,100
70,175
28,600
4,500
13,750
38,175
1,012,967
10,000
4,200
540,270



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Given Imaging
Glaxo Smith Kline PLC
Goldcorp, Inc.
Golden Star Res. Ltd
Google, Inc. CL A
Harley Davidson, Inc.
Hewlet-Packard Company
Highwood Properties, Inc.  REIT
Home Depot, Inc.
Houston Exploration Co.
Hubbell Inc. Class B
Hudson City Bancorp, Inc.
Huntsman Corporation
Intel Corp
International Business Machines
Ishares FTSE XINHUA
Ishares Lehman Treasury       TIP


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


M52020100
37733W105
380956409
38119T104
38259P508
412822108
428236103
431284108
437076102
442120101
443510201
443683107
447011107
458140100
459200101
464287184
464287176



$3,023,143
$418,277
$227,103
$35,742
$503,196
$212,589
$624,540
$3,995,357
$284,352
$985,159
$578,709
$8,419,441
$1,079,902
$6,142,917
$337,240
$4,086,144
$398,280



197,462
7,496
7,515
12,075
1,200
3,873
19,714
110,430
7,945
16,100
12,145
631,616
62,350
323,311
4,390
53,205
4,000



197,462
7,496
7,515
12,075
1,200
3,873
19,714
110,430
7,945
16,100
12,145
631,616
62,350
323,311
4,390
53,205
4,000











Given Imaging
Glaxo Smith Kline PLC
Goldcorp, Inc.
Golden Star Res. Ltd
Google, Inc. CL A
Harley Davidson, Inc.
Hewlet-Packard Company
Highwood Properties, Inc.  REIT
Home Depot, Inc.
Houston Exploration Co.
Hubbell Inc. Class B
Hudson City Bancorp, Inc.
Huntsman Corporation
Intel Corp
International Business Machines
Ishares FTSE XINHUA
Ishares Lehman Treasury       TIP

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

197,462
7,496
7,515
12,075
1,200
3,873
19,714
110,430
7,945
16,100
12,145
631,616
62,350
323,311
4,390
53,205
4,000

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0








Ishares MSCI Eafe Index
Ishares MSCI Emerging   EEM
Ishares MSCI EMU Index Fnd  EZU
Ishares MSCI Japan Index
Ishares MSCI Pac Ex-Japan Index Fd
Ishares NASDAQ Biotech Index Fd
Ishares S&P GLB ERG Sect
Ishares S&P GLB Health Care
Ishares T DJ US UTL S FD    IDU
Ishares TR Russell Midcap Index Fd
Johnson & Johnson
Kellogg Company
Kinder Morgan Energy Partners LP
Kinetic Concepts, Inc.
L-3 Communications Holdings, Inc.
Level 3 Communications, Inc.
Lilly, Eli & Co.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


464287465
464287234
464286608
464286848
464286665
464287556
464287341
464287325
464287697
464287499
478160104
487836108
494550106
49460W208
502424104
52729N100
532457108

$4,184,960
$6,196,931
$396,270
$2,065,096
$493,580
$508,900
$1,069,085
$356,038
$252,960
$307,821
$15,010,292
$4,653,397
$275,760
$4,382,991
$4,854,592
$106,560
$262,533

64,000
65,995
4,500
151,400
4,600
7,000
10,100
6,700
3,200
3,355
250,506
96,085
6,000
99,275
64,367
24,000
4,750

64,000
65,995
4,500
151,400
4,600
7,000
10,100
6,700
3,200
3,355
250,506
96,085
6,000
99,275
64,367
24,000
4,750









Ishares MSCI Eafe Index
Ishares MSCI Emerging   EEM
Ishares MSCI EMU Index Fnd  EZU
Ishares MSCI Japan Index
Ishares MSCI Pac Ex-Japan Index Fd
Ishares NASDAQ Biotech Index Fnd
Ishares S&P GLB ERG Sect
Ishares S&P GLB Health Care
Ishares T DJ US UTL S FD    IDU
Ishares TR Russell Midcap Index Fd
Johnson & Johnson
Kellogg Company
Kinder Morgan Energy Partners LP
Kinetic Concepts, Inc.
L-3 Communications Holdings, Inc.
Level 3 Communications, Inc.
Lilly, Eli & Co.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


64,000
65,995
4,500
151,400
4,600
7,000
10,100
6,700
3,200
3,355
250,506
96,085
6,000
99,275
64,367
24,000
4,750

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Lincoln National Corp.
Linn Energy
Lowes Companies Inc.
Magellan Midstream Holdings LP
Magnetbank
Max Re Capital Ltd.
McDonalds Corporation
Medtronic, Inc.
Merck & Co.
Merrill Lynch & Co., Inc.
Methode Electronics, Inc. Class A
Mettler-Toledo International, Inc.
Microsoft Corporation
Nabors Industries Ltd.
Neteller PLC
NewMarket Corporation
Nokia Corp.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


534187109
536020100
548661107
55907R108
559404108
G6052F103
580135101
585055106
589331107
590188108
591520200
592688105
594918104
G6359F103
G64549101
651587107
654902204

$863,984
$1,039,330
$18,327,994
$1,576,260
$200,000
$1,057,602
$1,848,134
$3,954,042
$3,266,241
$254,381
$189,180
$551,187
$13,615,988
$236,530
$154,922
$996,654
$7,218,618

15,308
49,610
302,093
75,600
20,000
48,425
55,004
84,272
89,658
3,657
18,000
9,100
584,377
7,000
14,125
20,315
356,299

15,308
49,610
302,093
75,600
20,000
48,425
55,004
84,272
89,658
3,657
18,000
9,100
584,377
7,000
14,125
20,315
356,299









Lincoln National Corp.
Linn Energy
Lowes Companies Inc.
Magellan Midstream Holdings LP
Magnetbank
Max Re Capital Ltd.
McDonalds Corporation
Medtronic, Inc.
Merck & Co.
Merrill Lynch & Co., Inc.
Methode Electronics, Inc. Class A
Mettler-Toledo International, Inc.
Microsoft Corporation
Nabors Industries Ltd.
Neteller PLC
NewMarket Corporation
Nokia Corp.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


15,308
49,610
302,093
75,600
20,000
48,425
55,004
84,272
89,658
3,657
18,000
9,100
584,377
7,000
14,125
20,315
356,299

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









NovaGold Resources, Inc.
Novogen Limited Sponsored ADR
Nuveen Conn Prem Inc Muni Fund NTC
Nuveen CT DivAdMuniFd CTFd2 NGK
Nuveen CT Div Ad Muni Fd Conn NGO
Nuveen Divid Ad Mun Fd. 2 NXZ
Nuveen Muni Advantage Fund NMA
Nuveen NC Div AD Muni Fund NC NII
Nuveen NC Div AD MuniFundNCNNO
Nuveen Perf Plus Muni Fund, Inc. NPP
Nuveen Quality Pfd Incm Fd  JTP
Nuveen Real Estate Inc. Fund  JRS
Nuveen Select Tax Free Inc Port 3 NXR
Oil Service Holders Dep. RCPT
Old Rep. Intl. Corp.
Omnivision Technologies
Pepsico, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


66987E206
67010F103
67060D107
67071R103
67069T103
67070F100
67062H106
67072D103
67071D104
67062P108
67071S101
67071B108
67063X100
678002106
680223104
682128103
713448108

$17,523,466
$539,120
$165,720
$245,700
$258,960
$200,875
$298,000
$841,407
$686,366
$145,656
$194,100
$938,609
$145,090
$1,248,703
$730,234
$597,274
$21,460,097

1,366,885
58,600
12,000
15,600
19,500
12,500
20,000
58,350
44,425
10,200
15,000
40,650
11,000
8,357
34,171
28,280
357,430

1,366,885
58,600
12,000
15,600
19,500
12,500
20,000
58,350
44,425
10,200
15,000
40,650
11,000
8,357
34,171
28,280
357,430









NovaGold Resources, Inc.
Novogen Limited Sponsored ADR
Nuveen Conn Prem Inc Muni Fund NTC
Nuveen CT DivAdMuniFd CTFd2 NGK
Nuveen CT Div Ad Muni Fd Conn NGO
Nuveen Divid Ad Mun Fd. 2 NXZ
Nuveen Muni Advantage Fund NMA
Nuveen NC Div AD Muni Fund NC NII
Nuveen NC Div AD MuniFundNCNNO
Nuveen Perf Plus Muni Fund, Inc. NPP
Nuveen Quality Pfd Incm Fd  JTP
Nuveen Real Estate Inc. Fund  JRS
Nuveen Select Tax Free Inc Port 3 NXR
Oil Service Holders Dep. RCPT
Old Rep. Intl. Corp.
Omnivision Technologies
Pepsico, Inc.

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


1,366,885

58,600

12,000

15,600

19,500

12,500

20,000

58,350

44,425

10,200

15,000

40,650

11,000

8,357

34,171

28,280

357,430


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Permian Basin Realty Trust
PetroChina Co. ADR
Petrohawk Energy Corp.
Pfizer, Inc.
PG&E Corp.
Pioneer Natural Res. Co.
Polaris Industries, Inc.
Praxair
Procter & Gamble
Progress Energy, Inc.
Provident Bankshares Corp
Regions Financial Corp.
Republic Property Trust
Republic Services, Inc.
Sara Lee Corporation
Schering-Plough Corp
Security Bank Corp.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


714236106
71646E 100
716495106
717081103
69331C108
723787107
731068102
74005P104
742718109
743263105
743859100
758940100
760737106
760759100
803111103
806605101
814047106

$1,665,510
$3,329,795
$3,551,121
$9,138,179
$255,320
$843,502
$519,600
$299,700
$12,999,909
$263,050
$1,203,490
$296,821
$1,773,460
$242,040
$200,923
$196,390
$4,493,396

107,800
30,840
281,835
389,356
6,500
18,175
12,000
5,550
233,811
6,136
33,072
8,962
179,500
6,000
12,542
10,320
201,769

107,800
30,840
281,835
389,356
6,500
18,175
12,000
5,550
233,811
6,136
33,072
8,962
179,500
6,000
12,542
10,320
201,769









Permian Basin Realty Trust
PetroChina Co. ADR
Petrohawk Energy Corp.
Pfizer, Inc.
PG&E Corp.
Pioneer Natural Res. Co.
Polaris Industries, Inc.
Praxair
Procter & Gamble
Progress Energy, Inc.
Provident Bankshares Corp
Regions Financial Corp.
Republic Property Trust
Republic Services, Inc.
Sara Lee Corporation
Schering-Plough Corp
Security Bank Corp.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


107,800
30,840
281,835
389,356
6,500
18,175
12,000
5,550
233,811
6,136
33,072
8,962
179,500
6,000
12,542
10,320
201,769

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









ServiceMaster Co.
Shellbridge Oil & Gas
Sirius Satellite Radio
Sonoco Products
Southcoast Financial Corp.
Southern Community Bank & Trust
Southern Community Financial
Sprint Nextel Corp.
Starbucks Corp.
Stericycle, Inc.
Suncor Energy, Inc.
Suntrust Banks, Inc.
SVB Financial Group, Inc.
Sysco Corporation
Take Two Interactv Software
Target Corporation
TCF Financial Corp


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


81760N109
822729109
82966U103
835495102
84129R100
842630105
842632101
852061100
855244109
858912108
867229106
867914103
78486Q101
871829107
874054109
87612E106
872275102

$3,646,841
$0
$99,750
$4,112,601
$1,174,250
$817,274
$1,905,352
$1,487,176
$1,223,424
$651,000
$473,503
$2,790,582
$227,300
$14,250,678
$170,794
$481,272
$533,973

353,034
15,000
21,000
129,940
55,000
84,255
196,428
74,396
32,400
10,000
5,845
36,593
5,000
466,318
15,785
9,848
20,188

353,034
15,000
21,000
129,940
55,000
84,255
196,428
74,396
32,400
10,000
5,845
36,593
5,000
466,318
15,785
9,848
20,188









ServiceMaster Co.
Shellbridge Oil & Gas
Sirius Satellite Radio
Sonoco Products
Southcoast Financial Corp.
Southern Community Bank & Trust
Southern Community Financial
Sprint Nextel Corp.
Starbucks Corp.
Stericycle, Inc.
Suncor Energy, Inc.
Suntrust Banks, Inc.
SVB Financial Group, Inc.
Sysco Corporation
Take Two Interactv Software
Target Corporation
TCF Financial Corp



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


353,034
15,000
21,000
129,940
55,000
84,255
196,428
74,396
32,400
10,000
5,845
36,593
5,000
466,318
15,785
9,848
20,188

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Texas Instruments
Thermogenesis Corp.
Time Warner
Toreador Res. Corp.
Toyota Motor CP ADR
Triad Guaranty Inc.
Tribune Co
TriStone Community Bank
Ultra Petroleum Corp.
Unifirst Corporation Mass
United Health Group, Inc.
United Parcel Service CL B
Unumprovident Corp.
US Bancorp Del
Valero Energy Corp.
Vanguard Growth Vipers
Vanguard Intl. Equity Index Fd Vpl


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

882508104
883623209
887315109
891050106
892331307
895925105
896047107
89676R106
903914109
904708104
91324P102
911312106
91529Y106
902973304
91913Y100
922908736
922042866

$348,335
$1,690,716
$6,184,594
$526,031
$6,563,545
$16,441,766
$305,880
$1,165,955
$1,548,429
$672,957
$3,041,682
$856,232
$181,300
$1,497,865
$665,200
$738,932
$485,073

11,500
410,368
357,491
18,700
62,755
336,370
9,432
95,180
26,125
19,506
67,925
10,400
10,000
48,506
10,000
13,950
7,750

11,500
410,368
357,491
18,700
62,755
336,370
9,432
95,180
26,125
19,506
67,925
10,400
10,000
48,506
10,000
13,950
7,750





















Texas Instruments

Thermogenesis Corp.

Time Warner

Toreador Res. Corp.

Toyota Motor CP ADR

Triad Guaranty Inc.

Tribune Co

TriStone Community Bank

Ultra Petroleum Corp.

Unifirst Corporation Mass

United Health Group, Inc.

United Parcel Service CL B

Unumprovident Corp.

US Bancorp Del

Valero Energy Corp.

Vanguard Growth Vipers

Vanguard Intl. Equity Index Fd Vpl


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

11,500
410,368
357,491
18,700
62,755
336,370
9,432
95,180
26,125
19,506
67,925
10,400
10,000
48,506
10,000
13,950
7,750

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0





















Vanguard Intl. Equity Index Fd  vwo
Verizon Communications
VF Corporation
Wachovia Corporation New
Walgreen Company
Wal-Mart Stores, Inc.
Washington Mutual, Inc.
Webzen, Inc.
WellPoint, Inc.
Wells Fargo & Co.
Wyeth
XTO Energy, Inc.
Yum Brands, Inc.
Zimmer Holdings, Inc.





common
common
common
common
common
common
common
common
common
common
common
common
common
common




922042858
92343V104
918204108
929903102
931422109
931142103
939322103
94846M102
94973V107
949746101
983024100
98385X106
988498101
98956P102




$922,418
$219,360
$1,843,553
$9,032,009
$11,522,355
$8,198,438
$251,830
$152,475
$5,975,436
$699,779
$1,200,536
$5,718,799
$340,127
$1,996,090




14,350
6,550
27,143
167,012
256,966
170,198
5,525
28,500
82,114
10,432
27,033
129,180
6,766
35,192




14,350
6,550
27,143
167,012
256,966
170,198
5,525
28,500
82,114
10,432
27,033
129,180
6,766
35,192





Grand Total 06/30/06




$603,059,203












Vanguard Intl. Equity Index Fd  vwo
Verizon Communications
VF Corporation
Wachovia Corporation New
Walgreen Company
Wal-Mart Stores, Inc.
Washington Mutual, Inc.
Webzen, Inc.
WellPoint, Inc.
Wells Fargo & Co.
Wyeth
XTO Energy, Inc.
Yum Brands, Inc.
Zimmer Holdings, Inc.

0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0

14,350
6,550
27,143
167,012
256,966
170,198
5,525
28,500
82,114
10,432
27,033
129,180
6,766
35,192

0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0













